Trade accounts receivable - net	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable - net
6.
Trade accounts receivable - net

As of December 31, 2021, 2022 and 2023, the trade accounts receivable was comprised of the following:

	December 31, 2021		December 31, 2022		December 31, 2023
Trade accounts receivable	Ps.	1,876,878	Ps.	2,570,963	Ps.	2,442,465
Expected credit loss of the year		(156,403)		(202,621)		(191,236)
	Ps.	1,720,475	Ps.	2,368,342	Ps.	2,251,229

The accounts receivable includes balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps.1,192,404, Ps.1,949,995 and Ps.1,745,152 as of December 31, 2021, 2022 and 2023, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for allowance for expected credit loss are recognized under operating cost in the consolidated statement of profit or loss and other comprehensive income.

	2021		2022		2023
Beginning balance	Ps.	(146,953)	Ps.	(156,403)	Ps.	(202,621)
Allowance for ECL		(53,464)		(73,579)		(43,348)
Reversal of allowance for ECL		44,014		27,361		54,733
Ending balance	Ps.	(156,403)	Ps.	(202,621)	Ps.	(191,236)

The allowance for expected credit loss includes customer balances that are in litigation or bankruptcy procedure and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2021, 2022 and 2023 these balances amounted to Ps.69,128, Ps.87,141 and Ps.79,090, respectively.

The allowance also includes customer balances in arrears in their payments and in a process of regularization; therefore, these are not yet in a legal proceeding at year-end. As of December 31, 2021, 2022 and 2023 the amount of these balances are to Ps.87,275, Ps.115,480 and Ps.112,146, respectively. During 2021, 2022 and 2023, the Company recognized reversals of allowance of the balances that were in a legal process with an unfavorable outcome for the Company, the amount of these bad debt expense totaled Ps.37,908, Ps.27,237 and Ps.42,243 respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2021, 2022 and 2023. In 2021, 2022 and 2023 cancellations were for Ps.6,106, Ps.124 and Ps.12,490, respectively.

The allowance for expected credit loss of trade accounts receivable and contracts asset are based on assumptions about the probability and severity of expected loss. The Company applies its judgment to make these assumptions, selecting key input data for the calculation of the such estimate based on historical, existing market conditions and prospective estimates at the end of each reporting period.

The following are past due balances of accounts receivable, for which there has not been reserve of allowance for expected credit loss, according to the Company’s policy and their maturity date:

	December 31, 2021		December 31, 2022		December 31, 2023
Accounts receivables past due from 1 to 30 days	Ps.	91,697	Ps.	75,581	Ps.	124,985
Accounts receivables past due 31 to 60 days		24,029		31,162		48,939
Accounts receivables past due 61 to 90 days		8,005		16,572		17,409
Accounts receivables past due more than 90 days		12,762		36,306		5,967
	Ps.	136,493	Ps.	159,621	Ps.	197,300

The following is the percentage of the main clients of the Company in relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2021		December 31, 2022		December 31, 2023
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	23.8%	2.0%	24.5%	2.1%	20.9%	2.3%
Aeroenlaces Nacionales, S.A. de C.V.	15.6%	1.3%	16.2%	1.1%	19.0%	1.7%
Aerovías de México, S.A. de C.V.	8.5%	0.5%	9.8%	0.6%	7.5%	0.6%
American Airlines, Inc.	4.8%	0.6%	4.5%	1.7%	3.5%	1.9%

The Company has cash, bonds and other assets that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2021, 2022 and 2023. These guarantees could be applied to any unpaid balance in the event of a breach from clients and under certain circumstances.

The Company limits its exposure to credit risk from trade accounts receivable by establishing a maximum payment period 30 and 45 days for airlines and from 5 to 30 days for commercial customers, respectively.